Stockholders' equity - Merger of Valepar S.A (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 14, 2017 USD ($) EquityInstruments	Dec. 31, 2016 $ / shares shares	Dec. 31, 2017 EquityInstruments shares	Aug. 10, 2017 shares
Share capital
Number of shares outstanding | shares		5,153,374,926	5,197,432,093	5,153,374,926
Valepar S.A
Share capital
Number of shares outstanding | shares		1,736,775,045
Common share
Share capital
Number of shares outstanding | shares		3,185,653,000	5,197,432,081	3,185,653,000
Number of shares converted into treasury shares | shares		10,397
Common share | Valepar S.A
Share capital
Number of shares outstanding | shares		1,716,435,045
Class A Preferred shares
Share capital
Number of shares outstanding | shares			12	1,967,721,926
Right to withdraw consideration per share | $ / shares		$ 24.26
Number of shares converted into treasury shares | shares		11,130
Valepar S.A
Share capital
Shares issued | EquityInstruments			173,543,667
Number of shares issued to be issued for each share of the Valepar	1.2065
Current assets | $	$ 24
Judicial deposits | $	951
Intangible | $	964
Current liabilities | $	20
Provisions for litigation | $	631
Taxes payable | $	130
Net assets | $	$ 1,158
Valepar S.A | Common share
Share capital
Shares issued | EquityInstruments	173,543,667		173,543,667